                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 16th Floor
                        New York, New York 10281-1008

Adrienne Ruffle
Assistant Vice President &
Assistant Counsel

August 30, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Real Estate Fund (the "Registrant")
            Reg. No. 333-74582; File No. 811-10589
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information of the Registrant,  dated August 26,  2005, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective  Amendment No. 9 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on August 25, 2005.

                                                Sincerely,

                                                /s/ Adrienne Ruffle

                                                ---------------------------------------
                                                Adrienne Ruffle
                                                Assistant Vice President &
                                                Assistant Counsel
                                                212.323.5231
                                                aruffle@oppenheimerfunds.com

Attachments

cc:  Mayer, Brown, Rowe & Maw, LLP
     Ernst & Young LLP
     Nancy Vann
     Gloria LaFond